Note 12 - Share Capital and Reserves - Schedule of Share Options (Details)		12 Months Ended						36 Months Ended
		Dec. 31, 2017 CAD ($) shares		Dec. 31, 2016 CAD ($) shares		Dec. 31, 2015 CAD ($) shares		Dec. 31, 2017 CAD ($) shares
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.29		$ 1.29		$ 1.65		$ 1.39
Stock options, balance, outstanding and exercisable (in shares) | shares		7,850,000		7,761,000		6,285,000		6,285,000
Stock options, granted, outstanding and exercisable (in shares) | shares		4,914,000		2,921,000		3,381,000
Stock options, exercised, outstanding and exercisable (in shares) | shares		(2,699,000)		(437,000)
Stock options expired/cancelled, outstanding and exercisable (in shares) | shares		(775,000)		(2,395,000)		(1,905,000)
Stock options balance, outstanding and exercisable (in shares) | shares		9,290,000		7,850,000		7,761,000		9,290,000
Stock options, balance, weighted average exercise price		$ 1.29		$ 1.65		$ 2.05		$ 2.05
Weighted average exercise price		1.39		1.55		0.82
Stock options, exercised, weighted average exercise price		0.88		1.08
Stock options expired/cancelled, weighted average exercise price		2.21		2.81		1.48
Stock options balance, weighted average exercise price		1.39		1.29		1.65		1.39
Stock options expiring January 6, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.98		$ 0.98		$ 0.98	[1]	$ 0.98
Stock options, balance		1,180,000		1,180,000
Stock options, granted						1,180,000
Stock options, exercised		(1,180,000)	[2]
Stock options expired/cancelled
Stock options, balance				1,180,000		1,180,000
Stock options, balance, weighted average exercise price		$ 0.98		$ 0.98	[1]
Stock options balance, weighted average exercise price		0.98		0.98		$ 0.98	[1]	$ 0.98
Stock options expiring January 4, 2015 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 1.14		$ 1.14
Stock options, balance						970,000		970,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(970,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 1.14
Stock options balance, weighted average exercise price						$ 1.14
Stock options granted May 4, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.91						$ 1.91
Stock options, balance		175,000
Stock options, granted								175,000
Stock options, exercised		(75,000)
Stock options expired/cancelled		(100,000)
Stock options, balance				175,000
Stock options balance, weighted average exercise price		$ 1.91						$ 1.91
Stock options expiring February 22, 2015 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 2.26		$ 2.26
Stock options, balance						20,000		20,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(20,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 2.26
Stock options balance, weighted average exercise price						$ 2.26
Stock options expiring April 25, 2015 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 1.67		$ 1.67
Stock options, balance						25,000		25,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(25,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 1.67
Stock options balance, weighted average exercise price						$ 1.67
Stock options expiring June 8, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.98		$ 1.98		$ 1.98	[1]	$ 1.98
Stock options, balance		75,000		75,000		75,000		75,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled		(75,000)
Stock options, balance				75,000		75,000
Stock options, balance, weighted average exercise price		$ 1.98		$ 1.98	[1]
Stock options balance, weighted average exercise price		1.98		1.98		$ 1.98	[1]	$ 1.98
Stock options expiring June 21, 2015 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 1		$ 1
Stock options, balance						140,000		140,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(140,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 1
Stock options balance, weighted average exercise price						$ 1
Stock options expiring July 16, 2015 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 0.92		$ 0.92
Stock options, balance						200,000		200,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(200,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 0.92
Stock options balance, weighted average exercise price						$ 0.92
Stock options expiring August 26, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.74		$ 0.74		$ 0.74	[1]	$ 0.74
Stock options, balance		1,310,000		1,445,000
Stock options, granted						1,445,000
Stock options, exercised		(1,310,000)	[2]	(135,000)
Stock options expired/cancelled
Stock options, balance				1,310,000		1,445,000
Stock options, balance, weighted average exercise price		$ 0.74		$ 0.74	[1]
Stock options balance, weighted average exercise price		0.74		0.74		$ 0.74	[1]	$ 0.74
Stock options expiring August 27, 2015 [member]
Statement Line Items [Line Items]
Stock Options, exercise price				$ 2.22		$ 2.22
Stock options, balance						205,000		205,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(205,000)
Stock options, balance
Stock options, balance, weighted average exercise price				$ 2.22
Stock options balance, weighted average exercise price						$ 2.22
Stock options expiring September 11, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 2.31		$ 2.31		$ 2.31	[1]	$ 2.31
Stock options, balance		500,000		500,000		500,000		500,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled		(500,000)
Stock options, balance				500,000		500,000
Stock options, balance, weighted average exercise price		$ 2.31		$ 2.31	[1]
Stock options balance, weighted average exercise price		2.31		2.31		$ 2.31	[1]	$ 2.31
Stock options expiring September 20, 2015 [member]
Statement Line Items [Line Items]
Stock Options, exercise price	[1]			$ 2.34		$ 2.34
Stock options, balance						100,000		100,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(100,000)
Stock options, balance
Stock options, balance, weighted average exercise price	[1]			$ 2.34
Stock options balance, weighted average exercise price	[1]					$ 2.34
Stock options expiring November 22, 2015 [member]
Statement Line Items [Line Items]
Stock Options, exercise price	[1]			$ 2.40		$ 2.40
Stock options, balance						75,000		75,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled						(75,000)
Stock options, balance
Stock options, balance, weighted average exercise price	[1]			$ 2.40
Stock options balance, weighted average exercise price	[1]					$ 2.40
Stock options expiring November 22, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 2.22		$ 2.22		$ 2.22	[1]	$ 2.22
Stock options, balance		100,000		100,000		100,000		100,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled		(100,000)
Stock options, balance				100,000		100,000
Stock options, balance, weighted average exercise price		$ 2.22		$ 2.22	[1]
Stock options balance, weighted average exercise price		2.22		2.22		$ 2.22	[1]	$ 2.22
Stock options expiring May 6, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.33		$ 1.33		$ 1.33	[1]
Stock options, balance				65,000		65,000		65,000
Stock options, granted								100,000
Stock options, exercised
Stock options expired/cancelled				(65,000)
Stock options, balance						65,000
Stock options, balance, weighted average exercise price		$ 1.33		$ 1.33	[1]
Stock options balance, weighted average exercise price				1.33		$ 1.33	[1]
Stock options expiring April 4, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.74		$ 1.74		$ 1.74	[1]	$ 1.74
Stock options, balance		90,000		90,000		90,000		90,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		90,000		90,000		90,000		90,000
Stock options, balance, weighted average exercise price		$ 1.74		$ 1.74	[1]
Stock options balance, weighted average exercise price		1.74		1.74		$ 1.74	[1]	$ 1.74
Stock options expiring June 8, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 2.89		$ 2.89		$ 2.89	[1]
Stock options, balance				2,145,000		2,270,000		2,270,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled				(2,145,000)		(125,000)
Stock options, balance						2,145,000
Stock options, balance, weighted average exercise price		$ 2.89		$ 2.89	[1]
Stock options balance, weighted average exercise price				2.89		$ 2.89	[1]
Stock options expiring July 14, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.37		$ 1.37		$ 1.37	[1]
Stock options, balance				130,000		150,000		150,000
Stock options, granted
Stock options, exercised				(120,000)	[3]
Stock options expired/cancelled				(10,000)		(20,000)
Stock options, balance						130,000
Stock options, balance, weighted average exercise price		$ 1.37		$ 1.37	[1]
Stock options balance, weighted average exercise price				1.37		$ 1.37	[1]
Stock options expiring May 6, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.41		$ 1.41				$ 1.41
Stock options, balance		100,000
Stock options, granted				100,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		100,000		100,000				100,000
Stock options, balance, weighted average exercise price		$ 1.41
Stock options balance, weighted average exercise price		1.41		$ 1.41				$ 1.41
Stock options expiring August 15, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 2.57		$ 2.57		$ 2.57	[1]
Stock options, balance				150,000		150,000		150,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled				(150,000)
Stock options, balance						150,000
Stock options, balance, weighted average exercise price		$ 2.57		$ 2.57	[1]
Stock options balance, weighted average exercise price				2.57		$ 2.57	[1]
Stock options expiring June 8, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.44		$ 1.44				$ 1.44
Stock options, balance		1,915,000
Stock options, granted				1,915,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		1,915,000		1,915,000				1,915,000
Stock options, balance, weighted average exercise price		$ 1.44
Stock options balance, weighted average exercise price		1.44		$ 1.44				$ 1.44
Stock options expiring October 10, 2016 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.23		$ 1.23		$ 1.23	[1]
Stock options, balance				150,000		150,000		150,000
Stock options, granted
Stock options, exercised				(150,000)	[3]
Stock options expired/cancelled
Stock options, balance						150,000
Stock options, balance, weighted average exercise price		$ 1.23		$ 1.23	[1]
Stock options balance, weighted average exercise price				1.23		$ 1.23	[1]
Stock options expiring June 18, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.46		$ 1.46		$ 1.46	[1]	$ 1.46
Stock options, balance		250,000		250,000		250,000		250,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		250,000		250,000		250,000		250,000
Stock options, balance, weighted average exercise price		$ 1.46		$ 1.46	[1]
Stock options balance, weighted average exercise price		1.46		1.46		$ 1.46	[1]	$ 1.46
Stock options expiring May 4, 2017 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.91		$ 1.91		$ 1.91	[1]
Stock options, balance		175,000		200,000		225,000		225,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled				(25,000)		(25,000)
Stock options, balance				175,000		200,000
Stock options, balance, weighted average exercise price		$ 1.91		$ 1.91	[1]
Stock options balance, weighted average exercise price				1.91		$ 1.91	[1]
Stock options expiring June 29, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.71		$ 1.71				$ 1.71
Stock options, balance		15,000
Stock options, granted				15,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		15,000		15,000				15,000
Stock options, balance, weighted average exercise price		$ 1.71
Stock options balance, weighted average exercise price		1.71		$ 1.71				$ 1.71
Stock options expiring August 9, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.91		$ 1.91				$ 1.91
Stock options, balance		491,000
Stock options, granted				491,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		491,000		491,000				491,000
Stock options, balance, weighted average exercise price		$ 1.91
Stock options balance, weighted average exercise price		1.91		$ 1.91				$ 1.91
Stock options expiring September 15, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.85		$ 1.85				$ 1.85
Stock options, balance		170,000
Stock options, granted				170,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		170,000		170,000				170,000
Stock options, balance, weighted average exercise price		$ 1.85
Stock options balance, weighted average exercise price		1.85		$ 1.85				$ 1.85
First set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 0.72		$ 0.72		$ 0.72		$ 0.72
Stock options, balance		724,000		756,000
Stock options, granted						756,000
Stock options, exercised		(134,000)	[2]	(32,000)
Stock options expired/cancelled
Stock options, balance		590,000		724,000		756,000		590,000
Stock options, balance, weighted average exercise price		$ 0.72		$ 0.72
Stock options balance, weighted average exercise price		0.72		0.72		$ 0.72		$ 0.72
Second set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.68		$ 1.68				$ 1.68
Stock options, balance		150,000
Stock options, granted				150,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		150,000		150,000				150,000
Stock options, balance, weighted average exercise price		$ 1.68
Stock options balance, weighted average exercise price		1.68		$ 1.68				$ 1.68
Stock options expiring January 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.04		$ 1.04		$ 1.04	[1]	$ 1.04
Stock options, balance		375,000		375,000		375,000		375,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		375,000		375,000		375,000		375,000
Stock options, balance, weighted average exercise price		$ 1.04		$ 1.04	[1]
Stock options balance, weighted average exercise price		1.04		1.04		$ 1.04	[1]	$ 1.04
Third set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.80		$ 1.80				$ 1.80
Stock options, balance		20,000
Stock options, granted				20,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		20,000		20,000				20,000
Stock options, balance, weighted average exercise price		$ 1.80
Stock options balance, weighted average exercise price		1.80		$ 1.80				$ 1.80
First set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.32		$ 1.32		$ 1.32	[1]	$ 1.32
Stock options, balance		150,000		150,000		150,000		150,000
Stock options, granted
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		150,000		150,000		150,000		150,000
Stock options, balance, weighted average exercise price		$ 1.32		$ 1.32	[1]
Stock options balance, weighted average exercise price		1.32		$ 1.32		$ 1.32	[1]	$ 1.32
Stock options expiring March 17, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.35						$ 1.35
Stock options, balance
Stock options, granted		207,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		207,000						207,000
Stock options balance, weighted average exercise price		$ 1.35						$ 1.35
Stock options expiring May 4, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.99						$ 1.99
Stock options, balance
Stock options, granted		175,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		175,000						175,000
Stock options balance, weighted average exercise price		$ 1.99						$ 1.99
Stock options expiring May 19, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.84						$ 1.84
Stock options, balance
Stock options, granted		75,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		75,000						75,000
Stock options balance, weighted average exercise price		$ 1.84						$ 1.84
Stock options expiring June 12, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.89						$ 1.89
Stock options, balance
Stock options, granted		75,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		75,000						75,000
Stock options balance, weighted average exercise price		$ 1.89						$ 1.89
Second set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.19		$ 1.19				$ 1.19
Stock options, balance		60,000
Stock options, granted				60,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		60,000		60,000				60,000
Stock options, balance, weighted average exercise price		$ 1.19
Stock options balance, weighted average exercise price		1.19		$ 1.19				$ 1.19
Third set of stock options expiring July 2, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.34						$ 1.34
Stock options, balance
Stock options, granted		1,427,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		1,427,000						1,427,000
Stock options balance, weighted average exercise price		$ 1.34						$ 1.34
Stock options expiring September 19, 2019 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.40						$ 1.40
Stock options, balance
Stock options, granted		1,160,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		1,160,000						1,160,000
Stock options balance, weighted average exercise price		$ 1.40						$ 1.40
First set of stock options expiring April 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.53						$ 1.53
Stock options, balance
Stock options, granted		500,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		500,000						500,000
Stock options balance, weighted average exercise price		$ 1.53						$ 1.53
Second set of stock options expiring April 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.14						$ 1.14
Stock options, balance
Stock options, granted		100,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		100,000						100,000
Stock options balance, weighted average exercise price		$ 1.14						$ 1.14
Stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Stock Options, exercise price		$ 1.25						$ 1.25
Stock options, balance
Stock options, granted		1,195,000
Stock options, exercised
Stock options expired/cancelled
Stock options, balance		1,195,000						1,195,000
Stock options balance, weighted average exercise price		$ 1.25						$ 1.25

[1]	On August 20, 2015, the Company adjusted the exercise price on outstanding stock options proportionately to reflect the value transferred to Almadex. The weighted average exercise price as at December 31, 2014 changed, from $2.29 to $2.05.
[2]	In accordance with the Company's stock option plan, options holders exercised 350,000; 1,150,000 and 92,000 stock options on a cashless basis at an exercise price of $0.98, $0.74 and $0.72 respectively. The total number of shares issued in connection with the cashless exercise of options was 532,836.
[3]	In accordance with the Company's stock option plan, options holders exercised 105,000 and 150,000 stock options on a cashless basis at an exercise price of $1.37 and $1.23. The total number of shares issued in connection with the cashless exercise of options was 63,510.